Income Taxes - Summary of Tax Loss Carryforwards Expiration (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 278,106
U.S.
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	81,595
U.S. | Expires 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Expires thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	0
U.S. | Without expiration dates
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	81,595
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	196,511
Foreign | Expires 2025
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	530
Foreign | Expires 2026
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	160
Foreign | Expires 2027
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	630
Foreign | Expires 2028
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	1,753
Foreign | Expires thereafter
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	42,352
Foreign | Without expiration dates
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 151,086